Note 10 - Changes in Stockholders' Equity (Deficit) (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Preferred Stock	Preferred Stock No preferred shares were issued during the nine months ended September 30, 2012 or 2011.
Common Stock Issuances

Common Stock Issuances

On August 28, 2012 the Company granted 200,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $22,000 based on the closing price of the Company’s common stock on the date of grant.

On August 28, 2012 the Company granted 75,000 shares of free trading common stock to a consultant for business development services provided. The total fair value of the common stock was $8,250 based on the closing price of the Company’s common stock on the date of grant.

On August 28, 2012 the Company granted 50,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $5,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company granted 25,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $3,750 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company granted 150,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $22,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company issued 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $7,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company issued 70,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $10,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company granted 25,000 shares of free trading common stock to a consultant for services provided. The total fair value of the common stock was $3,750 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company granted 100,000 shares of free trading common stock to a consultant for services provided. The total fair value of the common stock was $15,000 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company’s Board of Directors granted the issuance of 143,154 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $21,473 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company’s Board of Directors granted the issuance of 91,800 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $13,770 based on the closing price of the Company’s common stock on the date of grant.

 On April 30, 2012 the Company granted 175,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $8,750 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company issued 500,000 shares of restricted common stock for business development services provided. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company issued 500,000 shares of restricted common stock to another consultant for business development services provided. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company issued 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company issued 50,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On April 20, 2012, the Company sold 120,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $12,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On April 18, 2012 the Company issued 600,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $42,000 based on the closing price of the Company’s common stock on the date of grant. The Company retained the right to re-purchase the shares for $42,000 during the next six months.

On February 29, 2012 the Company granted 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on May 14, 2012.

On February 29, 2012 the Company granted 50,000 shares of free trading common stock for Information Technology services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on May 14, 2012.

On February 29, 2012 the Company’s Board of Directors granted the issuance of 650,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $52,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $40,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company granted 25,000 shares of restricted common stock to an employee as a bonus for services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company granted 15,000 shares of restricted common stock to an employee as a bonus for services provided. The total fair value of the common stock was $1,200 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company granted 130,800 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $10,464 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company granted 100,000 shares of restricted common stock to a consultant for Information Technology services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant.

On February 14, 2012, the Company sold 80,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $8,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 15, 2012, the Company sold 250,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $25,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock Cancellations	Common Stock Cancellations On May 16, 2012 the Company cancelled 361,765 shares for non-performance of services commensurate with the departure of one of the Company’s Officers.
Common Stock Option Issuances

Common Stock Option Issuances

On February 29, 2012 the Company’s Board of Directors granted 150,000 cashless stock options as compensation for business development services to a consultant. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $8,404.

On February 29, 2012 the Company’s Board of Directors granted 300,000 cashless stock options as compensation for service on the Board of Directors to one of its directors. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $16,807.